PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2024
Payments Made Under Protest [Abstract]
Summary of payments made under protest

Amounts in R million	Note	2024	2023

Balance at the beginning of the year		39.7	40.4
Payments made under protest		12.7	12.6
Discount on initial payment made under protest and change in estimate	7	(14.0)	(19.0)
Unwinding	6	7.2	5.7

Balance at the end of the year		45.6	39.7